UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica A. Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: February 28

Date of reporting period: March 1, 2019 – May 31, 2019

Item 1.  Schedule of Investments.

JAGUAR INTERNATIONAL PROPERTY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2019

Shares	Security Description	Value
Common Stock - 92.2%
Australia - 10.3%
71,500	Mirvac Group REIT	$150,287
66,970	Stockland Corp., Ltd. REIT	205,805
24,970	The GPT Group REIT	99,773
61,000	Vicinity Centres Re, Ltd. REIT	109,174
		565,039
Belgium - 2.4%
1,580	VGP NV	129,911
China - 8.1%
58,000	China Overseas Land & Investment, Ltd.	201,236
34,000	China Resources Land, Ltd.	138,350
101,992	KWG Group Holdings, Ltd.	102,388
		441,974
France - 0.9%
2,876	Carmila SA REIT	50,250
Germany - 8.4%
2,880	ADO Properties SA (a)	155,142
5,800	Vonovia SE	304,276
		459,418
Hong Kong - 14.9%
99,800	Hang Lung Properties, Ltd.	210,050
43,000	Hysan Development Co., Ltd.	223,788
49,000	Kerry Properties, Ltd.	185,948
132,975	New World Development Co., Ltd.	196,082
		815,868
Ireland - 2.9%
82,600	Green REIT PLC	160,008
Japan - 16.8%
7,000	Daiwa House Industry Co., Ltd.	210,003
11,000	Mitsui Fudosan Co., Ltd.	267,121
6,000	Sumitomo Realty & Development Co., Ltd.	221,861
38,900	Tokyu Fudosan Holdings Corp.	217,537
		916,522
Netherlands - 4.3%
1,550	Unibail-Rodamco-Westfield REIT	234,370
Singapore - 5.5%
24,600	City Developments, Ltd.	147,202
31,000	UOL Group, Ltd.	152,552
		299,754
Spain - 2.1%
8,566	Merlin Properties Socimi SA REIT	113,973
Sweden - 3.1%
11,400	Fabege AB	171,185
Thailand - 2.6%
423,000	Land & Houses PCL, NVDR	141,679
United Kingdom - 9.9%
14,447	Great Portland Estates PLC REIT	131,323
16,400	The British Land Co. PLC REIT	110,718
8,200	The UNITE Group PLC REIT	98,433
49,400	Urban & Civic PLC	203,600
		544,074
Total Common Stock (Cost $4,720,405)		5,044,025
Rights - 0.0%
5,800	Vonovia SE (b)(c) (Cost $0)	0
Investments, at value - 92.2% (Cost $4,720,405)		$5,044,025
Other Assets & Liabilities, Net - 7.8%		426,960
Net Assets - 100.0%		$5,470,985

NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $155,142 or 2.8% of net assets.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $0 or 0.0% of net assets.
(c)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$5,044,025
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$5,044,025

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Rights
Balance as of February 28, 2019	$-
Corporate Action	0
Balance as of May 31, 2019	$0
Net change in unrealized appreciation (depreciation) from investments held as of May 31, 2019	$0

1

JAGUAR INTERNATIONAL PROPERTY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2019

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

2

JAGUAR GLOBAL PROPERTY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2019

Shares	Security Description	Value
Common Stock - 95.5%
Australia - 4.9%
75,600	Mirvac Group REIT	$158,904
45,500	Stockland Corp., Ltd. REIT	139,826
64,500	Vicinity Centres Re, Ltd. REIT	115,439
		414,169
Belgium - 1.4%
1,430	VGP NV	117,578
China - 3.5%
45,000	China Overseas Land & Investment, Ltd.	156,131
34,000	China Resources Land, Ltd.	138,350
		294,481
Germany - 3.2%
1,710	ADO Properties SA (a)	92,116
3,380	Vonovia SE	177,319
		269,435
Hong Kong - 7.0%
79,000	Hang Lung Properties, Ltd.	166,272
28,000	Hysan Development Co., Ltd.	145,723
30,000	Kerry Properties, Ltd.	113,846
116,817	New World Development Co., Ltd.	172,255
		598,096
Ireland - 1.8%
80,700	Green REIT PLC	156,327
Japan - 8.1%
5,100	Daiwa House Industry Co., Ltd.	153,002
8,000	Mitsui Fudosan Co., Ltd.	194,269
6,000	Sumitomo Realty & Development Co., Ltd.	221,861
21,500	Tokyu Fudosan Holdings Corp.	120,233
		689,365
Netherlands - 1.4%
770	Unibail-Rodamco-Westfield REIT	116,429
Singapore - 1.7%
23,700	City Developments, Ltd.	141,817
Spain - 1.2%
7,820	Merlin Properties Socimi SA REIT	104,047
Sweden - 1.9%
10,840	Fabege AB	162,776
United Kingdom - 5.6%
11,054	Great Portland Estates PLC REIT	100,480
10,930	The British Land Co. PLC REIT	73,790
6,710	The UNITE Group PLC REIT	80,547
53,197	Urban & Civic PLC	219,249
		474,066
United States - 53.8%
4,410	Agree Realty Corp. REIT	295,249
9,070	American Homes 4 Rent, Class A REIT	221,399
6,970	Americold Realty Trust REIT	218,161
1,650	AvalonBay Communities, Inc. REIT	334,966
1,370	Boston Properties, Inc. REIT	179,237
6,190	CareTrust REIT, Inc.	150,479
19,110	Cousins Properties, Inc. REIT	172,945
4,320	Douglas Emmett, Inc. REIT	174,053
1,900	Equity LifeStyle Properties, Inc. REIT	231,154
1,460	Extra Space Storage, Inc. REIT	156,454
6,950	Healthcare Trust of America, Inc., Class A REIT	200,091
1,530	Life Storage, Inc. REIT	147,308
1,880	Mid-America Apartment Communities, Inc. REIT	214,658
3,350	National Health Investors, Inc. REIT	263,143
3,464	NexPoint Residential Trust, Inc. REIT	138,837

Shares	Security Description	Value
United States - 53.8% (continued)
3,080	Prologis, Inc. REIT	$226,904
2,405	Regency Centers Corp. REIT	158,634
1,320	Simon Property Group, Inc. REIT	213,959
10,760	Summit Hotel Properties, Inc. REIT	122,987
1,490	Sun Communities, Inc. REIT	188,142
8,890	Sunstone Hotel Investors, Inc. REIT	119,304
4,440	Taubman Centers, Inc. REIT	196,958
5,360	Terreno Realty Corp. REIT	245,006
		4,570,028
Total Common Stock (Cost $7,621,873)		8,108,614
Rights - 0.0%
3,380	Vonovia SE (b)(c) (Cost $0)	0
Investments, at value - 95.5% (Cost $7,621,873)		$8,108,614
Other Assets & Liabilities, Net - 4.5%		381,359
Net Assets - 100.0%		$8,489,973

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $92,116 or 1.1% of net assets.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $0 or 0.0% of net assets.
(c)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$8,108,614
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$8,108,614

1

JAGUAR GLOBAL PROPERTY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2019

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Rights
Balance as of February 28, 2019	$-
Corporate Action	0
Balance as of May 31, 2019	$0
Net change in unrealized appreciation (depreciation) from investments held as of May 31, 2019	$0

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

2

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	June 24, 2019

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	June 24, 2019